UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--1.0%
Wells Fargo & Co.	120,000		6,224,400
Capital Goods--1.2%
United Technologies	67,000		7,075,200
Consumer Durables & Apparel--1.6%
Christian Dior	56,100		9,402,789
Consumer Services--2.5%
McDonald's	154,200		14,619,702
Diversified Financials--6.6%
BlackRock	31,000		10,177,920
Franklin Resources	183,000		9,993,630
JPMorgan Chase & Co.	267,300		16,102,152
State Street	40,000		2,944,400
			39,218,102
Energy--16.2%
Chevron	195,900		23,374,788
ConocoPhillips	163,100		12,480,412
EOG Resources	40,000		3,960,800
Exxon Mobil	308,364		29,001,634
Imperial Oil	100,000		4,722,000
Occidental Petroleum	163,100		15,682,065
Phillips 66	90,050		7,321,966
			96,543,665
Food & Staples Retailing--1.8%
Walgreen	124,300		7,367,261
Whole Foods Market	90,200		3,437,522
			10,804,783
Food, Beverage & Tobacco--21.8%
Altria Group	373,100		17,140,214
Coca-Cola	801,200	a	34,179,192
Diageo, ADR	25,000		2,885,000
Kraft Foods Group	36,666		2,067,962

Mondelez International, Cl. A	160,000		5,482,400
Nestle, ADR	234,400		17,258,872
PepsiCo	132,900		12,371,661
Philip Morris International	392,100		32,701,140
SABMiller	100,000		5,557,267
			129,643,708
Health Care Equipment & Services--1.3%
Abbott Laboratories	191,800		7,976,962
Household & Personal Products--4.7%
Estee Lauder, Cl. A	133,400		9,967,648
Procter & Gamble	212,500		17,794,750
			27,762,398
Insurance--.8%
ACE	45,000		4,719,150
Materials--2.8%
Air Products & Chemicals	5,000		650,900
Freeport-McMoRan	127,500		4,162,875
Praxair	92,000		11,868,000
			16,681,775
Media--6.1%
Comcast, Cl. A	140,000	a	7,529,200
McGraw-Hill Financial	71,600		6,046,620
News Corp., Cl. A	51,784	b	846,668
Time Warner Cable	11,300		1,621,437
Twenty-First Century Fox, Cl. A	283,136		9,708,734
Walt Disney	117,000		10,416,510
			36,169,169
Pharmaceuticals, Biotech & Life Sciences--11.4%
AbbVie	191,800		11,078,368
Gilead Sciences	13,000	b	1,383,850
Johnson & Johnson	189,900		20,241,441
Novartis, ADR	85,000		8,001,050
Novo Nordisk, ADR	281,500		13,405,030
Roche Holding, ADR	371,400		13,738,086
			67,847,825
Retailing--2.3%
Target	57,500		3,604,100
Wal-Mart Stores	134,100		10,254,627

		13,858,727
Semiconductors & Semiconductor Equipment--3.3%
Intel	239,500	8,339,390
Texas Instruments	218,300	10,410,727
Xilinx	20,000	847,000
		19,597,117
Software & Services--5.1%
Automatic Data Processing	100,400	8,341,232
International Business Machines	74,500	14,142,335
Oracle	200,000	7,656,000
		30,139,567
Technology Hardware & Equipment--7.3%
Apple	371,700	37,448,775
QUALCOMM	82,800	6,190,956
		43,639,731
Transportation--1.7%
Canadian Pacific Railway	50,000	10,373,500
Total Common Stocks
(cost $269,963,397)		592,298,270

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,565,459)	2,565,459 [c]	2,565,459
Total Investments (cost $272,528,856)	99.9%	594,863,729
Cash and Receivables (Net)	.1%	799,799
Net Assets	100.0%	595,663,528

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $32,783,368 and the value of the collateral held by the fund was $33,261,744, consisting of U.S. Government and Agency securities.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $322,334,873 of which $323,840,408 related to appreciated investment securities and $1,505,535 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.8
Energy	16.2
Pharmaceuticals, Biotech & Life Sciences	11.4
Technology Hardware & Equipment	7.3
Diversified Financials	6.6
Media	6.1
Software & Services	5.1
Household & Personal Products	4.7
Semiconductors & Semiconductor Equipment	3.3
Materials	2.8
Consumer Services	2.5
Retailing	2.3
Food & Staples Retailing	1.8
Transportation	1.7
Consumer Durables & Apparel	1.6
Health Care Equipment & Services	1.3
Capital Goods	1.2
Banks	1.0
Insurance	.8
Money Market Investment	.4
99.9

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	506,954,676	-	-	506,954,676
Equity Securities - Foreign Common Stocks+	85,343,594	-	-	85,343,594
Mutual Funds	2,565,459	-	-	2,565,459

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2014 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--.6%
Delphi Automotive	5,130		314,674
General Motors	8,381		267,689
			582,363
Banks--8.1%
Bank of America	74,110		1,263,575
Citigroup	17,890		927,060
Comerica	4,570		227,860
Fifth Third Bancorp	14,280		285,886
JPMorgan Chase & Co.	36,796		2,216,591
PNC Financial Services Group	7,640		653,831
U.S. Bancorp	8,190		342,588
Wells Fargo & Co.	28,010		1,452,879
			7,370,270
Capital Goods--6.3%
Cummins	8,050		1,062,439
Danaher	6,770		514,385
Eaton	3,280		207,854
Fluor	6,150		410,758
Honeywell International	16,080		1,497,370
Owens Corning	11,490		364,807
PACCAR	3,820		217,263
Precision Castparts	2,820		668,002
Raytheon	8,000		812,960
			5,755,838
Commercial & Professional Services--.6%
Tyco International	12,310		548,657
Consumer Durables & Apparel--2.0%
Michael Kors Holdings	4,180	a	298,410
NIKE, Cl. B	7,450		664,540
PVH	4,620		559,713
Under Armour, Cl. A	3,720	a	257,052

			1,779,715
Consumer Services--1.0%
Carnival	13,694		550,088
Las Vegas Sands	5,740		357,085
			907,173
Diversified Financials--8.5%
American Express	7,110		622,409
Ameriprise Financial	8,360		1,031,457
Berkshire Hathaway, Cl. B	10,170	a	1,404,884
BlackRock	1,590		522,029
Discover Financial Services	5,890		379,257
Goldman Sachs Group	6,220		1,141,805
IntercontinentalExchange Group	2,350		458,367
Invesco	9,690		382,561
Morgan Stanley	24,900		860,793
TD Ameritrade Holding	11,490		383,421
Voya Financial	15,000		586,500
			7,773,483
Energy--9.0%
Anadarko Petroleum	8,360		848,038
EOG Resources	7,290		721,856
Exxon Mobil	7,580		712,899
Halliburton	11,520		743,155
Marathon Oil	14,570		547,686
Occidental Petroleum	22,420		2,155,683
Phillips 66	5,410		439,887
Schlumberger	19,350		1,967,702
			8,136,906
Exchange-Traded Funds--.5%
iShares Russell 1000 Growth ETF	5,050		462,732
Food & Staples Retailing--2.2%
Costco Wholesale	5,720		716,830
CVS Health	16,530		1,315,623
			2,032,453
Food, Beverage & Tobacco--5.9%
Archer-Daniels-Midland	12,390		633,129
Coca-Cola Enterprises	19,810		878,772
Molson Coors Brewing, Cl. B	4,660		346,890

Mondelez International, Cl. A	14,680		503,010
PepsiCo	22,060		2,053,565
Philip Morris International	11,170		931,578
			5,346,944
Health Care Equipment & Services--4.1%
Cardinal Health	12,430		931,256
McKesson	5,720		1,113,512
UnitedHealth Group	19,090		1,646,513
			3,691,281
Household & Personal Products--1.1%
Colgate-Palmolive	11,030		719,377
Estee Lauder, Cl. A	4,350		325,032
			1,044,409
Insurance--2.2%
Allstate	5,900		362,083
American International Group	7,710		416,494
Hartford Financial Services Group	9,100		338,975
MetLife	16,630		893,364
			2,010,916
Materials--4.3%
Dow Chemical	21,290		1,116,448
International Paper	4,740		226,288
Martin Marietta Materials	10,730		1,383,526
Praxair	6,050		780,450
Vulcan Materials	6,010		361,982
			3,868,694
Media--5.3%
AMC Networks, Cl. A	3,110	a	181,686
Comcast, Cl. A	18,790		1,010,526
Interpublic Group of Companies	22,640		414,765
Omnicom Group	10,040		691,354
Regal Entertainment Group, Cl. A	11,200	b	222,656
Time Warner	4,846		364,468
Twenty-First Century Fox, Cl. A	14,100		483,489
Viacom, Cl. B	9,260		712,464
Walt Disney	8,090		720,253
			4,801,661
Pharmaceuticals, Biotech & Life Sciences--10.0%

AbbVie	11,590		669,438
Actavis	3,069	a	740,488
Alexion Pharmaceuticals	3,340	a	553,839
Amgen	4,280		601,169
Biogen Idec	1,980	a	655,004
Bristol-Myers Squibb	7,490		383,338
Celgene	7,530	a	713,693
Eli Lilly & Co.	3,600		233,460
Gilead Sciences	11,270	a	1,199,692
Illumina	3,220	a	527,822
Merck & Co.	13,730		813,914
Perrigo Company	2,540		381,483
Pfizer	20,740		613,282
Regeneron Pharmaceuticals	1,060	a	382,151
Vertex Pharmaceuticals	5,440	a	610,966
			9,079,739
Retailing--3.7%
Dollar General	5,840	a	356,882
Home Depot	10,430		956,848
Kohl's	4,330		264,260
Macy's	3,940		229,229
Netflix	970	a	437,645
Priceline Group	609	a	705,575
Ulta Salon, Cosmetics & Fragrance	3,700	a	437,229
			3,387,668
Semiconductors & Semiconductor Equipment--1.7%
Applied Materials	26,690		576,771
Texas Instruments	12,120		578,003
Xilinx	9,130		386,656
			1,541,430
Software & Services--10.2%
Accenture, Cl. A	10,630		864,432
Adobe Systems	6,700	a	463,573
Akamai Technologies	3,750	a	224,250
Cognizant Technology Solutions,
Cl. A	9,040	a	404,721
Facebook, Cl. A	13,710	a	1,083,638
Google, Cl. A	1,620	a	953,224

Google, Cl. C	1,620	a	935,323
Intuit	8,190		717,854
LinkedIn, Cl. A	2,100	a	436,359
Microsoft	32,130		1,489,547
salesforce.com	11,420	a	656,993
Visa, Cl. A	4,920		1,049,780
			9,279,694
Technology Hardware & Equipment--9.1%
Apple	38,650		3,893,987
Cisco Systems	65,760		1,655,179
EMC	46,860		1,371,124
Hewlett-Packard	8,060		285,888
Juniper Networks	23,000		509,450
SanDisk	6,090		596,516
			8,312,144
Telecommunication Services--1.0%
Windstream Holdings	81,610	b	879,756
Transportation--1.1%
Delta Air Lines	13,720		495,978
FedEx	2,990		482,735
			978,713
Utilities--.8%
Exelon	8,190		279,197
NRG Energy	7,220		220,066
NRG Yield, Cl. A	4,653	b	218,924
			718,187
Total Common Stocks
(cost $70,659,569)			90,290,826
Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $937,140)	937,140	[c]	937,140
Total Investments (cost $71,596,709)	100.3%		91,227,966
Liabilities, Less Cash and Receivables	(.3%)		(297,714)
Net Assets	100.0%		90,930,252

ETF - Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $918,280 and the value of the collateral held by the fund was $937,140.
c Investment in affiliated money market mutual fund.

At September 31, 2014, net unrealized appreciation on investments was $19,631,257 of which $20,164,981 related to appreciated investment securities and $533,724 related to depreciated investment securities. At September 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.2
Pharmaceuticals, Biotech & Life Sciences	10.0
Technology Hardware & Equipment	9.1
Energy	9.0
Diversified Financials	8.5
Banks	8.1
Capital Goods	6.3
Food, Beverage & Tobacco	5.9
Media	5.3
Materials	4.3
Health Care Equipment & Services	4.1
Retailing	3.7
Food & Staples Retailing	2.2
Insurance	2.2
Consumer Durables & Apparel	2.0
Semiconductors & Semiconductor Equipment	1.7
Household & Personal Products	1.1
Transportation	1.1
Consumer Services	1.0
Money Market Investment	1.0
Telecommunication Services	1.0
Utilities	.8
Automobiles & Components	.6
Commercial & Professional Services	.6
Exchange-Traded Funds	.5
100.3

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	89,529,684	-	-	89,529,684
Equity Securities - Foreign Common Stocks+	298,410	-	-	298,410
Exchange-Traded Funds	462,732	-	-	462,732
Mutual Funds	937,140	-	-	937,140

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2014 (Unaudited)

Common Stocks--100.3%	Shares		Value ($)
Australia--.9%
Dexus Property Group	392,372		381,331
Belgium--1.1%
Anheuser-Busch InBev	4,054		451,212
Brazil--.5%
International Meal Company Holdings	29,761		216,421
China--.4%
Sun Art Retail Group	147,000		166,218
Finland--1.6%
Nokia	77,793		663,726
France--7.4%
Air Liquide	5,618		685,247
Sanofi	8,838		999,749
Total	15,888		1,032,470
Vivendi	16,146	a	389,920
			3,107,386
Germany--9.0%
Bayer	4,864		681,315
Brenntag	11,897		584,684
Commerzbank	31,585	a	472,341
Gerry Weber International	9,578		378,230
LEG Immobilien	14,691	a	1,018,144
SAP	8,469		610,789
			3,745,503
Hong Kong--4.6%
AIA Group	124,200		642,206
Belle International Holdings	270,000		303,560
Jardine Matheson Holdings	8,400		500,640
Man Wah Holdings	329,200		484,164
			1,930,570
Israel--1.1%
Bank Hapoalim	80,351		453,139

Italy--1.4%
Pirelli & C.	41,755	578,019
Japan--28.7%
Don Quijote Holdings	14,400	825,858
FANUC	3,000	541,874
Japan Airlines	17,536	479,672
Japan Display	24,300	117,207
Japan Tobacco	27,500	894,393
Lawson	8,100	566,465
LIXIL Group	26,400	563,986
M3	20,100	322,553
Makita	10,000	565,307
Mitsubishi UFJ Financial Group	113,500	641,830
NGK Spark Plug	14,000	411,671
Nissan Motor	56,400	549,730
Nomura Holdings	110,300	657,526
Sawai Pharmaceutical	6,700	385,475
Skylark	27,200	297,607
SoftBank	13,200	925,414
Sugi Holdings	17,800	747,381
Suntory Beverage & Food	9,600	340,497
Tokyo Electron	8,300	541,704
TOPCON	23,500	534,817
Toyota Motor	17,900	1,054,823
		11,965,790
Mexico--.8%
Grupo Financiero Santander Mexico, Cl. B, ADR	25,226	341,308
Netherlands--3.0%
Reed Elsevier	19,223	436,307
Wolters Kluwer	31,094	829,456
		1,265,763
Norway--2.1%
DNB	46,843	877,110
Philippines--2.2%
Energy Development	2,571,400	463,542
LT Group	1,259,400	438,906
		902,448
Portugal--.9%

Galp Energia	23,864		387,922
Russia--.8%
TBC Bank, GDR	19,733		313,755
Sweden--1.5%
TeliaSonera	88,839		614,585
Switzerland--12.1%
Actelion	3,002	a	353,121
Credit Suisse Group	22,129	a	613,548
Nestle	15,045		1,107,061
Novartis	10,644		1,005,087
Roche Holding	3,705		1,098,655
Zurich Insurance Group	2,948	a	879,428
			5,056,900
United Kingdom--20.2%
Associated British Foods	10,398		451,589
Barclays	180,233		664,570
British American Tobacco	8,347		471,172
Centrica	150,845		752,697
CRH	18,136		414,554
GlaxoSmithKline	31,047		711,184
Imagination Technologies Group	56,844	a	173,707
Just Eat	53,509		255,899
Merlin Entertainments	66,510	b	378,455
Prudential	53,066		1,183,737
Royal Dutch Shell, Cl. B	40,748		1,609,838
Vodafone Group	293,759		973,403
Wolseley	7,744	a	407,004
			8,447,809
Total Investments (cost $37,293,168)	100.3%		41,866,915
Liabilities, Less Cash and Receivables	(.3%)		(106,986)
Net Assets	100.0%		41,759,929

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At september 30, 2014,

this security was valued at $378,455 or .9% of net assets.

At September 30, 2014, net unrealized appreciation on investments was $4,573,747 of which $6,772,658 related to appreciated investment and $2,198,911 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal lncome tax purposes substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.9
Consumer Goods	20.3
Consumer Services	14.2
Health Care	12.2
Oil & Gas	7.2
Industrial	6.1
Telecommunications	6.0
Technology	4.8
Basic Materials	4.7
Utilities	2.9
100.3

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	41,866,915	-	-	41,866,915
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	219,103	-	219,103
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(17,180)	-	(17,180)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2014 (Unaudited)

		Foreign				Unrealized
Forward Foreign Currency		Currency				Appreciation
Exchange Contracts		Amounts	Cost ($)		Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
9/30/2014	a	41,790	53,221	USD	52,783	(438)

Japanese Yen,
Expiring
10/15/2014	b	88,497,000	5,944,391	SEK	823,727	(16,742)

Sales:			Proceeds ($)

British Pound,
Expiring
10/2/2014	c	3,965	6,443	USD	6,428	15

Canadian Dollar,
Expiring
9/30/2014	c	429,733	386,722	USD	383,707	3,015

Japanese Yen,
Expiring:
10/2/2014	c	5,434,234	49,709	USD	49,548	161
10/15/2014	a	88,497,000	5,848,427	SEK	806,985	3,444
10/15/2014	a	176,993,000	1,745,734	USD	1,613,961	131,773
10/15/2014	b	132,329,000	1,287,375	USD	1,206,680	80,695

Gross Unrealized Appreciation	219,103
Gross Unrealized Depreciation	(17,180)

SEK--Swedish Krona
USD--U.S. Dollar

Counterparties:

a	UBS
b	Royal Bank of Scotland
c	JP Morgan Chase Bank

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2014 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)
Australia--3.4%
Australia & New Zealand Banking Group	17,091		462,687
Metcash	189,561		436,501
Primary Health Care	98,030		375,078
QBE Insurance Group	82,633		843,593
			2,117,859
Austria--.7%
Erste Group Bank	17,880		409,551
Belgium--.8%
bpost	19,780		472,184
Brazil--.8%
Petroleo Brasileiro, ADR	34,870		494,805
China--2.1%
Beijing Capital International Airport, Cl. H	504,000		385,553
CNOOC	265,000		454,587
FIH Mobile	333,000	a	173,258
Guangzhou Automobile Group, Cl. H	304,000		294,022
			1,307,420
Denmark--.9%
Carlsberg, Cl. B	5,980		531,686
France--10.3%
BNP Paribas	7,740		513,439
Bouygues	17,289		560,446
Carrefour	11,354		350,775
Cie de St-Gobain	7,294		333,824
Danone	8,344		558,564
Electricite de France	13,198		432,915
GDF Suez	29,798		747,462
Sanofi	12,437		1,406,866
Total	21,920		1,424,455
			6,328,746
Germany--5.9%
Aixtron	36,280	a	551,947
Deutsche Bank	34,768		1,219,710

E.ON	21,250		389,045
LANXESS	8,230		454,312
Metro	11,470	a	377,828
Muenchener Rueckversicherungs	880		174,004
Siemens	3,610		430,293
			3,597,139
Hong Kong--4.3%
BOC Hong Kong Holdings	214,000		682,112
CITIC Pacific	250,000		417,265
COSCO Pacific	324,106		429,924
Esprit Holdings	372,467		481,602
Pacific Basin Shipping	335,000		181,201
Yue Yuen Industrial Holdings	149,000		451,902
			2,644,006
India--1.8%
Reliance Industries, GDR	19,330	b	589,565
State Bank of India, GDR	6,260		494,540
			1,084,105
Israel--1.2%
Teva Pharmaceutical Industries, ADR	13,240		711,650
Italy--4.3%
Anima Holding	40,190		221,222
Assicurazioni Generali	33,000		694,403
Finmeccanica	47,736	a	464,560
Saras	234,010	a	236,750
Telecom Italia	516,170	a	591,646
UniCredit	56,190		444,280
			2,652,861
Japan--19.8%
Aisin Seiki	11,600		418,309
Credit Saison	31,100		599,173
East Japan Railway	7,690		576,356
Fujitsu	65,000		400,046
Honda Motor	26,800		928,562
INPEX	34,700		490,245
LIXIL Group	13,000		277,721
Matsumotokiyoshi Holdings	14,530		428,580
Mitsubishi UFJ Financial Group	246,300		1,392,799
Nippon Express	116,920		489,321
Nippon Shokubai	50,000		556,189

Nippon Telegraph & Telephone	8,800		547,297
Nippon Telegraph & Telephone, ADR	2,780		86,486
Nissan Motor	37,800		368,436
Nomura Real Estate Holdings	34,900		599,513
Ricoh	51,900		557,449
Sawai Pharmaceutical	8,300		477,529
Shimamura	6,500		597,401
Sumco	40,100		484,088
Sumitomo Electric Industries	34,850		514,925
Sumitomo Mitsui Financial Group	13,600		554,416
Sumitomo Mitsui Trust Holdings	96,240		400,580
Yamada Denki	140,400		409,647
			12,155,068
Netherlands--4.1%
Aegon	45,545		375,759
ING Groep	31,150	a	444,983
Koninklijke Philips	35,661		1,137,983
Randstad Holding	11,936		555,696
			2,514,421
Norway--.5%
Norsk Hydro	51,136		286,054
Russia--.4%
Gazprom, ADR	38,120		268,365
Singapore--.6%
DBS Group Holdings	27,297		394,145
South Africa--.2%
Murray & Roberts Holdings	46,167	a	103,114
South Korea--2.3%
KB Financial Group	6,750		246,588
KB Financial Group, ADR	14,159		512,839
Korea Electric Power	8,210		375,003
Samsung Electronics	268		300,698
			1,435,128
Spain--.5%
Banco Popular Espanol	53,470		327,345
Sweden--2.9%
Electrolux, Ser. B	20,530		543,123
Ericsson, Cl. B	61,910		785,886
Getinge, Cl. B	19,140		483,009
			1,812,018

Switzerland--8.0%
ABB	44,290	a	996,490
Credit Suisse Group	36,430	a	1,010,058
Holcim	7,540	a	550,080
Novartis	16,679		1,574,958
Roche Holding	1,390		412,181
UBS	22,284	a	388,867
			4,932,634
United Kingdom--21.4%
Anglo American	22,341		501,256
ArcelorMittal	35,850		493,558
Barclays	174,789		644,496
BHP Billiton	21,040		584,966
BP	180,817		1,329,196
CRH	20,994		479,882
esure Group	179,960		673,628
Friends Life Group	89,364		446,349
GlaxoSmithKline	49,284		1,128,934
Home Retail Group	192,739		521,490
HSBC Holdings	113,719		1,154,243
Royal Bank of Scotland Group	100,330	a	598,873
Royal Dutch Shell, Cl. A	33,248		1,271,223
Serco Group	114,976		533,268
Standard Chartered	62,855		1,162,132
Tesco	220,583		665,844
Unilever	22,168		928,982
			13,118,320
Total Common Stocks
(cost $68,664,032)			59,698,624

Preferred Stocks--1.3%
Germany
Volkswagen
(cost $926,542)	3,860		801,516

	Number of
Rights--.0%	Rights		Value ($)
Spain
Banco Popular Espanol
(cost $828)	53,470	[a]	743

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $165,000)	165,000 [c]	165,000

Total Investments (cost $69,756,402)	98.8%	60,665,883
Cash and Receivables (Net)	1.2%	738,200
Net Assets	100.0%	61,404,083

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, this security was amounted to $589,565 or 1.0% of net assets.

c	Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized depreciation on investments was $9,090,519 of which $2,513,466 related to appreciated investment securities and $11,603,985 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.4
Industrial	13.6
Energy	10.7
Health Care	10.7
Consumer Discretionary	10.3
Consumer Staples	7.0
Materials	6.3
Information Technology	5.3
Utilities	3.2
Telecommunication Services	2.0
Money Market Investment	.3
98.8

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
10/1/2014 a	7,549	12,263	12,238	(25)

Euro,
Expiring
10/2/2014 b	28,666	36,187	36,207	20

Japanese Yen,
Expiring
10/2/2014 a	4,607,876	42,032	42,013	(19)

Sales:		Proceeds ($)

Japanese Yen,
Expiring
10/1/2014 b	6,966,881	63,741	63,523	218

Singapore Dollar,
Expiring
10/1/2014 c	73,282	57,522	57,444	78

Swiss Franc,
Expiring:
10/1/2014 b	112,982	118,936	118,343	593

10/2/2014 a	89,526	93,712	93,774	(62)

Gross Unrealized Appreciation				909
Gross Unrealized Depreciation				(106)

Counterparties:

a	Northern Trust
b	JP Morgan Chase Bank
c	Goldman Sachs International

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	59,698,624	-	-	59,698,624
Equity Securities - Foreign Preferred Stocks+	801,516	-	-	801,516
Mutual Funds	165,000	-	-	165,000
Rights+	743	-	-	743
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	909	-	909
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(106)	-	(106)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--20.3%	Principal Amount ($)		Value ($)
Branch Banking & Trust Co.
0.13%, 12/3/14	5,000,000		5,000,000
Citibank N.A.
0.20%, 11/19/14	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 11/4/14	5,000,000		5,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	5,000,000		5,000,000
Wells Fargo Bank, NA
0.21%, 12/5/14	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $25,000,000)			25,000,000
Commercial Paper--42.1%
Apple
0.11%, 1/5/15	5,000,000	a	4,998,533
Australia and New Zealand Banking Group Ltd.
0.24%, 10/10/14	5,000,000	a,b	5,000,000
Credit Agricole
0.06%, 10/1/14	5,000,000		5,000,000
Erste Abwicklungsanstalt
0.16%, 10/2/14	5,000,000		4,999,978
IBM Corp.
0.10%, 12/8/14	5,000,000	a	4,999,055
Skandinaviska Enskilda Banken NY
0.25%, 10/14/14	6,000,000		5,999,458
Sumitomo Mitsui Banking Corp.
0.24%, 10/21/14	6,000,000	a	5,999,200
Svenska Handelsbanken Inc.
0.20%, 11/17/14	5,000,000	a	4,998,727
Toronto-Dominion Holdings USA Inc.
0.03%, 11/7/14	5,000,000	a	4,999,846
Westpac Banking Corp.

0.23%, 10/1/14	5,000,000	a,b	5,000,000
Total Commercial Paper
(cost $51,994,797)			51,994,797
Asset-Backed Commercial Paper--13.0%
Antalis U.S. Funding Corp.
0.16%, 10/3/14	5,000,000	a	4,999,956
Collateralized Commercial Paper II Co., LLC
0.30%, 12/11/14	3,000,000	a	2,998,225
Collateralized Commercial Paper Program Co., LLC
0.30%, 3/17/15	3,000,000		2,995,825
Regency Markets No. 1 LLC
0.14%, 10/15/14	5,000,000	a	4,999,728
Total Asset-Backed Commercial Paper
(cost $15,993,734)			15,993,734
U.S. Treasury Notes--2.5%
0.12%, 5/31/15
(cost $3,039,981)	3,000,000		3,039,981
Repurchase Agreements--21.9%
ABN AMRO Bank N.V.
0.01%, dated 9/30/14, due 10/1/14 in the amount of
$20,000,006 (fully collateralized by $66,784 U.S.
Treasury Bills, due 11/6/14, value $66,783,
$2,200,033 U.S. Treasury Bonds, 2.75%-8.50%, due
2/15/20-8/15/43, value $2,497,964, $1,395,000 U.S.
Treasury Inflation Protected Securities, 0.13%-3.63%,
due 7/15/16-4/15/28, value $1,581,735 and $16,092,751
U.S. Treasury Notes, 0.75%-3.63%, due
4/30/16-8/15/21, value $16,253,519)	20,000,000		20,000,000
Barclays Capital, Inc.
0.01%, dated 9/30/14, due 10/1/14 in the amount of
$7,000,002 (fully collateralized by $1,474,455 U.S.
Treasury Notes, 0.75%, due 3/31/18, value $1,444,506
and $8,568,208 U.S. Treasury Strips, due
2/15/18-5/15/44, value $5,695,495)	7,000,000		7,000,000
Total Repurchase Agreements
(cost $27,000,000)			27,000,000
Total Investments (cost $123,028,512)	99.8%		123,028,512

Cash and Receivables (Net)	.2%	270,868
Net Assets	100.0%	123,299,380

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $48,993,270 or 39.7% of net assets.
b Variable rate security--interest rate subject to periodic change.

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	123,028,512
Level 3 - Significant Unobservable Inputs	-
Total	123,028,512

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
September 30, 2014 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Automobiles & Components--2.2%
Dana Holding	119,330		2,287,556
Winnebago Industries	70,870	a	1,542,840
			3,830,396
Banks--16.2%
Columbia Banking System	72,540		1,799,717
CVB Financial	130,548		1,873,364
EverBank Financial	351,890		6,214,377
IBERIABANK	38,380		2,399,134
Ladder Capital, Cl. A	103,270		1,951,803
Sandy Spring Bancorp	41,880		958,633
South State	39,180		2,190,946
SVB Financial Group	61,870	a	6,935,008
UMB Financial	59,160		3,227,178
WesBanco	31,900		975,821
			28,525,981
Capital Goods--6.2%
Altra Industrial Motion	28,540		832,226
Graco	7,680		560,486
L.B. Foster, Cl. A	16,260		746,984
MRC Global	168,430	a	3,927,788
Powell Industries	14,980		612,083
Thermon Group Holdings	170,430	a	4,161,901
			10,841,468
Commercial & Professional Services--8.3%
Herman Miller	67,850		2,025,323
HNI	53,010		1,907,830
Interface	74,100		1,195,974
Knoll	88,330		1,528,992
Korn/Ferry International	31,780	a	791,322
Steelcase, Cl. A	339,000		5,488,410

TrueBlue	67,530	a	1,705,808
			14,643,659
Consumer Durables & Apparel--.3%
Brookfield Residential Properties	32,350	a	611,091
Consumer Services--3.2%
Apollo Education Group	81,410	a	2,047,461
Chuy's Holdings	29,200	a	916,588
LifeLock	184,190	a	2,632,075
			5,596,124
Diversified Financials--5.9%
FNFV Group	62,840		864,678
FXCM, Cl. A	73,230	b	1,160,695
Nelnet, Cl. A	21,900		943,671
Portfolio Recovery Associates	31,940	a	1,668,226
Raymond James Financial	69,590		3,728,632
SLM	235,760		2,018,106
			10,384,008
Energy--4.7%
CARBO Ceramics	36,090	b	2,137,611
CONSOL Energy	47,620		1,802,893
PDC Energy	8,530	a	428,974
Synergy Resources	89,450	a	1,090,396
Western Refining	68,640		2,882,194
			8,342,068
Exchange-Traded Funds--.5%
iShares Russell 2000 ETF	8,060	b	881,361
Insurance--.5%
Stewart Information Services	29,320		860,542
Materials--7.4%
Allied Nevada Gold	552,190	a	1,827,749
AuRico Gold	545,570		1,904,039
Chemtura	201,280	a	4,695,862
New Gold	448,910	a	2,266,996
OMNOVA Solutions	286,530	a	1,538,666
Trinseo	44,920		706,592
			12,939,904
Media--1.6%

LIN Media, Cl. A	88,040	a	1,954,488
New York Times, Cl. A	76,990		863,828
			2,818,316
Pharmaceuticals, Biotech & Life Sciences--5.5%
Cubist Pharmaceuticals	15,330	a	1,016,992
Emergent BioSolutions	236,909	a	5,048,531
TherapeuticsMD	772,850	a,b	3,586,024
			9,651,547
Retailing--3.3%
Office Depot	1,123,788	a	5,776,270
Semiconductors & Semiconductor Equipment--9.2%
Applied Micro Circuits	400,800	a	2,805,600
Lattice Semiconductor	283,250	a	2,124,375
Mellanox Technologies	101,980	a	4,575,843
Microsemi	94,350	a	2,397,434
Veeco Instruments	121,620	a	4,250,619
			16,153,871
Software & Services--9.4%
Cardtronics	63,160	a	2,223,232
CoreLogic	126,510	a	3,424,626
CSG Systems International	133,220		3,501,022
Dealertrack Technologies	98,920	a	4,294,117
DST Systems	7,050		591,636
Infoblox	162,670	a	2,399,382
			16,434,015
Technology Hardware & Equipment--12.5%
Arrow Electronics	68,960	a	3,816,936
Belden	15,010		960,940
Ciena	233,470	a,b	3,903,618
Jabil Circuit	250,900		5,060,653
JDS Uniphase	341,980	a	4,377,344
ScanSource	44,610	a	1,543,060
Tech Data	24,880	a	1,464,437
Universal Display	27,600	a,b	900,864
			22,027,852
Transportation--2.0%
Con-way	36,828		1,749,330

Landstar System	23,770	1,715,956
		3,465,286
Total Common Stocks
(cost $166,049,268)		173,783,759

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,026,907)	2,026,907 [c]	2,026,907
Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,275,385)	8,275,385 [c]	8,275,385
Total Investments (cost $176,351,560)	104.8%	184,086,051
Liabilities, Less Cash and Receivables	(4.8%)	(8,359,554)
Net Assets	100.0%	175,726,497

ETF -- Exchange-Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $8,288,365 and the value of the collateral held by the fund was $8,802,091, consisting of cash collateral of $8,275,385 and U.S.
Government & Agency securities valued at $526,706.
c	Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $7,734,491 of which $17,468,403 related to appreciated investment securities and $9,733,912 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.2
Technology Hardware & Equipment	12.5

Software & Services	9.4
Semiconductors & Semiconductor Equipment	9.2
Commercial & Professional Services	8.3
Materials	7.4
Capital Goods	6.2
Diversified Financials	5.9
Money Market Investments	5.9
Pharmaceuticals, Biotech & Life Sciences	5.5
Energy	4.7
Retailing	3.3
Consumer Services	3.2
Automobiles & Components	2.2
Transportation	2.0
Media	1.6
Exchange-Traded Funds	.5
Insurance	.5
Consumer Durables & Apparel	.3
104.8

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	168,120,272	-	-	168,120,272
Equity Securities - Foreign Common Stocks+	4,782,126	-	-	4,782,126
Exchange-Traded Funds	881,361	-	-	881,361
Mutual Funds	10,302,292	-	-	10,302,292

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--121.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.2%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		304,553
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		155,490
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		270,874
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		248,028
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		514,109
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		159,731
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		210,589
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		289,385
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		515,695
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		449,575
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		106,968
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		206,709
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		245,545
					3,677,251
Asset-Backed Ctfs./Home Equity Loans--.2%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	11,022	a	11,050

First NLC Trust,
Ser. 2005-2, Cl. M1	0.63	9/25/35	125,000	a	119,221
					130,271
Commercial Mortgage Pass-Through Ctfs.--4.1%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	420,000	a,b	429,076
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	a	219,593
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		73,063
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	a	326,684
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		52,874
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	130,000	a,b	138,974
Credit Suisse Mortgage Trust,
Ser 2014-USA, Cl.D	4.37	9/15/37	175,000	b	170,310
Credit Suisse Mortgage Trust,
Ser 2014-USA, Cl.E	4.37	9/15/37	190,000	b	171,399
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	b	228,721
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	b	351,362
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	a	162,342
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		359,138
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		137,474
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		52,702
					2,873,712
Consumer Discretionary--3.4%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		93,357

British Sky Broadcasting Group,
Gtd. Notes	3.75	9/16/24	345,000	b	344,916
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000		88,612
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		97,142
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	b	234,323
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	262,255		304,051
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	488,574	b	659,529
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	170,000		193,251
Staples,
Sr. Unscd. Notes	2.75	1/12/18	190,000	c	192,541
Time Warner,
Gtd. Debs.	5.35	12/15/43	195,000		210,796
					2,418,518
Consumer Staples--2.3%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000	c	56,233
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		114,546
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	66,000		63,983
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		211,830
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	255,000	b	269,893
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		330,789
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	350,000	b	357,314
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	b	238,825
					1,643,413
Energy--4.7%

Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		187,158
El Paso,
Sr. Unscd. Notes	7.75	1/15/32	235,000		289,637
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000	c	219,903
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		261,797
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	175,000		175,940
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		199,607
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	355,000		348,213
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	85,000		90,100
Plains Exploration & Production,
Gtd. Notes	6.88	2/15/23	310,000		352,625
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		82,542
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		75,221
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	135,000		136,645
Transocean,
Gtd. Notes	3.80	10/15/22	160,000		147,095
Transocean,
Gtd. Notes	6.38	12/15/21	235,000		250,329
Unit,
Gtd. Notes	6.63	5/15/21	85,000		85,638
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		122,429
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	180,000		188,455
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		76,541
					3,289,875
Financial--13.1%

ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	b	232,371
Ally Financial,
Gtd. Notes	4.63	6/26/15	180,000		182,952
Aon,
Gtd. Notes	3.50	6/14/24	140,000		137,362
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	400,000	a	406,128
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	135,000		134,818
Bank of America,
Sr. Uncd. Notes	4.00	4/1/24	365,000		369,238
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		45,224
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		351,081
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		87,337
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		237,945
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		278,275
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		367,088
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		645,903
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	b	60,231
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	b	136,608
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	590,000	a	592,953
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	295,000		322,451
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	360,000	a	362,815
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	235,000		241,545

Genworth Holdings,
Gtd. Notes	7.20	2/15/21	85,000		100,240
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	110,000		132,179
Goldman Sachs Group,
Sr. Unscd. Notes	1.33	11/15/18	385,000	a	392,077
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	375,000	a	390,312
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		182,113
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		293,953
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		353,119
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		160,575
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	b	128,895
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		65,032
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		112,793
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	b	377,752
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	a	255,600
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		133,066
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	a	508,250
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		274,069
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	160,000		161,588
					9,213,938
Foreign/Governmental--3.1%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.

Notes	5.75	9/26/23	360,000	b,c	385,308
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	310,000	b	326,585
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	345,000		381,656
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	200,000		213,000
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	315,000		367,133
Portuguese Government,
Unscd. Notes	5.13	10/15/24	180,000	b	186,664
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	305,000		313,661
					2,174,007
Health Care--.9%
Biomet,
Gtd. Notes	6.50	8/1/20	85,000		90,312
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	25,000	b	25,062
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	25,000	b	26,125
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	170,000		180,846
WellPoint,
Sr. Unscd. Notes	2.30	7/15/18	300,000		301,047
					623,392
Industrial--.4%
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		265,364
West,
Gtd. Notes	7.88	1/15/19	34,000		35,551
					300,915
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		90,342
Materials--2.0%
Dow Chemical,
Sr. Unscd. Bonds	3.50	10/1/24	355,000		346,989

Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	190,000		194,429
LYB International Finance,
Gtd. Notes	4.00	7/15/23	295,000		305,769
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000	c	245,050
Vale Overseas,
Gtd. Notes	4.38	1/11/22	75,000		75,925
Vale Overseas,
Gtd. Notes	6.88	11/21/36	200,000		226,500
					1,394,662
Municipal Bonds--1.3%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		475,541
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	65,000		66,385
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	110,000		106,925
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		242,734
					891,585
Telecommunications--2.5%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	310,000	a	315,763
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	b,c	198,500
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	85,000		89,569
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		192,157
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	90,000		90,788
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		177,308
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	410,000		512,994
Wind Acquisition Finance,

Gtd. Notes	7.38	4/23/21	200,000	b	201,500
					1,778,579
U.S. Government Agencies/Mortgage-Backed--23.9%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	d,e	2,247,920
5.50%, 5/1/40			25,386	d	28,211
Federal National Mortgage Association:
3.00%			3,250,000	d,e	3,204,043
3.50%			3,065,000	d,e	3,133,005
4.00%			2,125,000	d,e	2,244,457
4.50%			1,770,000	d,e	1,904,081
5.00%			1,030,000	d,e	1,136,605
5.00%, 3/1/21 - 11/1/21			237,381	d	253,659
5.50%, 2/1/34 - 7/1/40			322,807	d	362,588
6.00%, 2/1/39			28,501	d	32,183
7.00%, 6/1/29 - 9/1/29			21,057	d	22,479
Government National Mortgage Association I:
5.50%, 4/15/33			484,298		544,296
Government National Mortgage Association II:
4.50%			1,555,000	e	1,686,689
7.00%, 9/20/28 - 7/20/29			6,353		7,526
					16,807,742
U.S. Government Securities--50.4%
U.S. Treasury Bonds:
3.75%, 11/15/43			2,015,000		2,227,520
6.25%, 5/15/30			355,000	c	507,234
U.S. Treasury Floating Rate Note;
0.09%, 7/31/16			21,845,000	a	21,857,779
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			3,535,232	f	3,565,338
U.S. Treasury Notes:
0.25%, 12/31/15			4,905,000	c	4,907,011
1.50%, 12/31/18			2,465,000		2,452,867
					35,517,749
Utilities--3.4%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		92,200
Consolidated Edison Company of New

York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	400,000		436,951
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	b	182,839
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		216,054
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		361,004
NiSource Finance,
Gtd. Notes	4.45	12/1/21	245,000		263,337
NiSource Finance,
Gtd. Notes	5.65	2/1/45	320,000		365,148
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		322,009
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		177,723
					2,417,265
Total Bonds and Notes
(cost $83,515,341)					85,243,216
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $129,994)			130,000	[g]	129,998

Other Investment--1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,035,807)			1,035,807	[h]	1,035,807
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $827,200)			827,200	[h]	827,200
Total Investments (cost $85,508,342)			123.9%		87,236,221
Liabilities, Less Cash and Receivables			(23.9%)		(16,805,475)

Net Assets	100.0%	70,430,746

GO--General Obligation
REIT--Real Estate Investment Trust

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $6,063,082 or 8.6% of net assets.
c Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was
$6,711,780 and the value of the collateral held by the fund was $6,986,262, consisting of cash collateral of
$827,200 and U.S. Government & Agency securities valued at $6,159,062.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $1,727,879 of which $1,853,678 related to appreciated investment and $125,799 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal lncome tax purposes substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage-Backed	74.3
Corporate Bonds	32.8
Asset-Backed	5.4
Commercial Mortgge-Backed	4.1
Foreign/Governmental	3.1
Short-Term/Money Market Investments	2.9
Municipal Bonds	1.3
123.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2014 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	9	(1,121,766)	December 2014	(266)
U.S. Treasury Long Bonds	2	(275,813)	December 2014	(2,312)
				(2,578)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases;

Chilean Peso,
Expiring
10/30/2014 a	314,935,000	523,191	525,088	1,897

Sales;		Proceeds ($)

Peruvian New Sol,
Expiring
11/28/2014 a	1,525,000	526,861	522,337	4,524

				6,421

Counterparty;
a JP Morgan Chase Bank

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,807,522	-	3,807,522
Commercial Mortgage-Backed	-	2,873,712	-	2,873,712
Corporate Bonds+	-	23,170,899	-	23,170,899
Foreign Government	-	2,174,007	-	2,174,007
Municipal Bonds+	-	891,585	-	891,585
Mutual Funds	1,863,007	-	-	1,863,007
U.S. Government Agencies/Mortgage-Backed	-	16,807,742	-	16,807,742
U.S. Treasury	-	35,647,747	-	35,647,747
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	6,421	-	6,421
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(2,578)	-	-	(2,578)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period ended September 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)